INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Company's net deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax asset
Organizational costs/startup expenses	$924,537	$322,963
Net operating loss carryforward	-	28,689
Total deferred tax asset	924,537	351,652
Valuation allowance	(924,537)	(351,652)
Deferred tax asset, net of allowance	$-	$-

Schedule of income tax provision

	December 31,	December 31,
	2022	2021
Federal
Current	$49,175	$-
Deferred	(572,885)	(300,205)

State and Local
Current	-	-
Deferred	-	-
Change in valuation allowance	572,885	300,205
Income tax provision	$49,175	$-

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction costs allocated to derivative warrant liabilities	0.0%	0.0%
Change in fair value of derivative warrant liabilities	(23.9)%	(24.3)%
Valuation allowance	3.2%	3.3%
Income tax provision	0.3%	0.0%